PROJECT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROJECT ASSETS [Abstract]
Schedule of project assets and related accumulated depreciation
	As of December 31,
	2015	2016
	RMB	RMB
Completed	-	30,188,445
Under construction	-	31,935,354

Less: Accumulated depreciation	-	(7,060,303)
Project Assets, net	-	55,063,496